The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Employee benefits expense	$ 132,866	$ 136,525	$ 146,494
Cost of Revenues
Statement [line items]
Employee benefits expense	4,040	4,898	4,515
Operating Expenses
Statement [line items]
Employee benefits expense	$ 128,826	$ 131,627	$ 141,979